Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 138	$ 143	$ 192
Trade receivables (net of allowance for doubtful accounts of $58, $64 and $67)	147	120	114
Relocation receivables	419	378	386
Relocation properties held for sale	10	11	21
Deferred income taxes	59	66	76
Other current assets	97	88	109
Total current assets	870	806	898
Property and equipment, net	151	165	186
Goodwill	3,303	3,299	3,296
Trademarks	732	732	732
Franchise agreements, net	1,663	1,697	1,764
Other intangibles, net	418	439	478
Other non-current assets	225	212	215
Total assets	7,362	7,350	7,569
Current liabilities:
Accounts payable	214	184	203
Securitization obligations	267	327	331
Due to former parent	76	80	104
Revolving credit facility and current portion of long-term debt	214	325	194
Accrued expenses and other current liabilities	583	520	525
Total current liabilities	1,354	1,436	1,357
Long-term debt	7,121	6,825	6,698
Deferred income taxes	426	421	414
Other non-current liabilities	173	167	163
Total liabilities	9,074	8,849	8,632
Equity (deficit):
Realogy Holdings common stock: $.01 par value; 178,000,000 shares authorized, 4,200 Class A shares outstanding, 8,017,080 Class B shares outstanding at June 30, 2012 and December 31, 2011 and 8,017,240 Class B shares outstanding at December 31, 2010	0	0	0
Additional paid-in capital	2,035	2,033	2,026
Accumulated deficit	(3,719)	(3,502)	(3,061)
Accumulated other comprehensive loss	(30)	(32)	(30)
Total Realogy Holdings stockholders' deficit	(1,714)	(1,501)	(1,065)
Noncontrolling interests	2	2	2
Total equity (deficit)	(1,712)	(1,499)	(1,063)
Total liabilities and equity (deficit)	$ 7,362	$ 7,350	$ 7,569